Financial Instruments (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 214,519,767	$ (120,293,386)	$ 9,945,778
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 4,746,744	$ 4,379,170	$ 12,415,374
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value of the market price for the exercise	44.99%